Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

16.Revenue

The Company generates revenue primarily from the delivery of technology and transcription services to its customers. Revenue from contracts with customers is disaggregated by primary geographical market, major products and services and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Company’s reportable segments (note 14).

	Year ended December 31,
Primary geographical markets	2021	2020	2019
United States	$18,980,591	$22,180,946	$14,484,717
Australia	9,523,257	8,531,854	9,042,475
United Kingdom	1,948,321	611,666	1,240,068
Canada	160,372	305,166	275,066
Other	434,271	120,061	53,982
Total	$31,046,812	$31,749,693	$25,096,308

	Year ended December 31,
Major products / service lines	2021	2020	2019
Technology services	$26,676,738	$28,190,993	$21,013,483
Software licenses	1,365,882	1,013,854	272,513
Support and maintenance	1,772,203	1,519,424	2,263,952
SaaS	65,187	42,662	103,739
Subscription	189,359	—	—
Professional services	451,695	288,597	390,021
Hardware	442,077	657,711	715,027
Other	83,671	36,452	337,573
Total	$31,046,812	$31,749,693	$25,096,308

The Company had one customer who contributed greater than 10 percent of consolidated total revenues during the year ended December 31, 2021 (2020 – one customer and 2019 - two customers). During the year, this customer comprised 11.7 percent of consolidated revenue (2020 – 11.3 percent and 2019 - 26 percent).

Technology services, software licenses, professional services, hardware, and other revenue are recognized point in time and support and maintenance and SAAS revenue is satisfied over time